EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-19	15-Mar-19	15-Apr-19
To	31-Mar-19	15-Apr-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$0.00
—
Principal Amount of Debt	—
Required Overcollateralization	$0.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	—

Required Participation Amount	$0.00
Excess Receivables	$0.00

Total Collateral	—
Collateral as Percent of Notes	0.00%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,114,282,513.95
Total Principal Collections	($1,887,475,189.46)
Investment in New Receivables	$2,121,195,168.11
Receivables Added for Additional Accounts	$0.00
Repurchases	($33,074,664.33)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($749,842,452.98)
Less Servicing Adjustment	($2,205,495.14)

Ending Balance	$5,562,879,880.15

SAP for Next Period	0.00%

Average Receivable Balance	$5,473,333,398.45
Monthly Payment Rate	34.48%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$22,899,254.93
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$22,899,254.93

Series Allocation Percentage at Month-End	0.00%
Floating Allocation Percentage at Month-End	89.59%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	429,166,666.67
Payout	(515,000,000.00)
Additions	85,833,333.33

Ending Balance	—

Distributions to Investors
A1 Days	31
A1 LIBOR	2.483750%
A1 Applicable Margin	0.310000%

	2.793750%

	Actual	Per $1000
Interest A	1,238,950.52	2.41
Principal A	515,000,000.00	—

		2.41
Total Due Investors	516,238,950.52
Servicing Fee	126,391.20

Excess Cash Flow	(1,365,341.72)

Reserve Account
Required Balance	$—
Current Balance	$—

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.45%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		26.89%